EARNINGS (LOSS) PER SHARE - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Income from continuing operations attributable to non-controlling interests	$ (3,565)	$ 883	$ (5,870)